Intangible Asset - Net - Schedule of Intangible Asset - Net (Details) - Computer Software [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Computer software	$ 10,411	$ 1,780
Less: accumulated amortization	712	300
Net carrying value	$ 9,699	$ 1,480